Segment Reporting - Schedule of Significant Segment Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Significant Segment Expenses [Abstract]
General and administrative expenses	$ 37,061,557	$ 6,888,041
Payroll and compensation	1,435,000	1,270,000
Research and development	1,215,098	875,975
Total operating expenses	$ 39,711,655	$ 9,034,016